UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional International Equity Fund

9/30/10
Quarterly portfolio holdings

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.3%
Alcoholic Beverages - 6.8%
Diageo PLC	3,462,474	$59,613,633
Heineken N.V.	1,602,660	83,110,790
Pernod Ricard S.A.	460,575	38,457,581

		$181,182,004

Apparel Manufacturers - 7.7%
Burberry Group PLC	1,644,870	$26,872,833
Compagnie Financiere Richemont
S.A.	961,226	46,278,535
Li & Fung Ltd.	4,891,000	27,515,953
LVMH Moet Hennessy Louis Vuitton
S.A.	711,208	104,324,043

		$204,991,364

Automotive - 0.7%
DENSO Corp.	606,100	$17,969,544

Biotechnology - 0.4%
Actelion Ltd. (a)	265,849	$10,651,275

Broadcasting - 1.4%
WPP Group PLC	3,377,565	$37,379,480

Brokerage & Asset Managers - 1.8%
Deutsche Boerse AG	526,400	$35,123,656
Nomura Holdings, Inc.	2,869,600	13,887,379

		$49,011,035

Business Services - 3.4%
Hays PLC	7,885,430	$14,009,948
Infosys Technology Ltd.	659,620	44,779,589
Randstad Holding N.V. (a)	666,660	30,286,568

		$89,076,105

Chemicals - 1.1%
Givaudan S.A.	29,690	$30,335,074

Computer Software - 0.8%
SAP AG	444,060	$21,965,662

Computer Software - Systems - 2.1%
Canon, Inc.	915,200	$42,701,294
Konica Minolta Holdings, Inc.	1,383,500	13,490,285

		$56,191,579

Conglomerates - 1.2%
Smiths Group PLC	1,685,299	$32,272,247

Consumer Products - 5.8%
Beiersdorf AG	712,420	$43,607,175
Reckitt Benckiser Group PLC	1,610,582	88,577,515
Svenska Cellulosa Aktiebolaget	1,465,800	22,290,311

		$154,475,001

Electrical Equipment - 4.1%
Legrand S.A.	657,720	$22,245,559
Schneider Electric S.A.	681,668	86,432,696

		$108,678,255

Electronics - 4.7%
Hirose Electric Co. Ltd.	68,700	$6,921,023
Hoya Corp.	2,029,600	49,475,755
Samsung Electronics Co. Ltd.	54,473	37,119,510
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,229,383	32,745,944

		$126,262,232

Energy - Independent - 2.2%
CNOOC Ltd.	11,064,000	$21,446,807
INPEX Corp.	7,868	37,040,297

		$58,487,104

Energy - Integrated - 2.9%
BG Group PLC	748,390	$13,149,599
Royal Dutch Shell PLC, “A”	1,325,500	39,895,487
TOTAL S.A.	468,112	24,125,400

		$77,170,486

Engineering - Construction - 0.3%
Keppel Corp. Ltd.	968,000	$6,609,870

Food & Beverages - 5.1%
Groupe Danone	648,906	$38,812,751
Nestle S.A.	1,831,271	97,559,698

		$136,372,449

Food & Drug Stores - 2.7%
Lawson, Inc.	693,800	$31,789,471
Tesco PLC	5,805,058	38,665,262

		$70,454,733

Gaming & Lodging - 0.5%
Ladbrokes PLC	3,023,660	$6,374,322
William Hill PLC	2,825,290	7,367,492

		$13,741,814

Insurance - 3.3%
AXA	1,401,211	$24,498,326
ING Groep N.V. (a)	4,529,146	46,986,867
Swiss Reinsurance Co.	388,156	17,020,956

		$88,506,149

Machinery & Tools - 2.1%
Fanuc Ltd.	250,800	$31,935,841
MAN SE	217,958	23,758,614

		$55,694,455

Major Banks - 7.5%
Banco Santander S.A.	913,923	$11,608,102
Erste Group Bank AG	247,163	9,896,073
HSBC Holdings PLC	7,762,214	78,649,119
Julius Baer Group Ltd.	1,324,329	48,207,651
Standard Chartered PLC	1,823,301	52,300,722

		$200,661,667

Medical Equipment - 2.5%
Sonova Holding AG	112,488	$13,736,895
Synthes, Inc.	451,854	52,236,925

		$65,973,820

1

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - 3.8%
Aeon Credit Service Co. Ltd.	960,900	$10,347,977
Banco Santander Brasil S.A., ADR	1,176,500	16,200,405
ICICI Bank Ltd.	1,372,700	33,999,031
Komercni Banka A.S.	80,311	17,517,399
UBS AG (a)	1,342,940	22,795,745

		$100,860,557

Pharmaceuticals - 5.4%
Bayer AG	627,477	$43,754,120
Merck KGaA	327,209	27,486,690
Roche Holding AG	524,550	71,637,521

		$142,878,331

Printing & Publishing - 1.5%
Wolters Kluwer N.V.	1,887,030	$39,616,402

Railroad & Shipping - 2.9%
Canadian National Railway Co.	1,217,716	$77,958,178

Specialty Chemicals - 9.1%
Akzo Nobel N.V.	717,330	$44,254,870
L’Air Liquide S.A.	443,813	54,143,962
Linde AG	769,000	100,095,432
Shin-Etsu Chemical Co. Ltd.	890,600	43,367,142

		$241,861,406

Specialty Stores - 1.0%
Esprit Holdings Ltd.	4,965,500	$26,943,110

Telecommunications - Wireless - 1.2%
America Movil S.A.B. de C.V., “L”, ADR	161,870	$8,632,527
MTN Group Ltd.	1,318,160	23,828,150

		$32,460,677

Telephone Services - 1.4%
China Unicom Ltd.	8,172,000	$11,964,907
Singapore Telecommunications Ltd.	10,881,050	25,980,151

		$37,945,058

Trucking - 1.1%
TNT N.V.	1,055,086	$28,349,799

Utilities - Electric Power - 0.8%
E.ON AG	361,276	$10,652,981
Red Electrica de Espana	229,170	10,776,790

		$21,429,771

Total Common Stocks		$2,644,416,693

MONEY MARKET FUNDS (v) - 0.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	12,181,921	$12,181,921

Total Investments		$2,656,598,614

OTHER ASSETS, LESS LIABILITIES - 0.3%		7,385,915

NET ASSETS - 100.0%		$2,663,984,529

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,644,416,693	$—	$—	$2,644,416,693
Mutual Funds	12,181,921	—	—	12,181,921

Total Investments	$2,656,598,614	$—	$—	$2,656,598,614

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,441,668,321 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

3

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,381,040,076

Gross unrealized appreciation	$480,613,466
Gross unrealized depreciation	(205,054,928)

Net unrealized appreciation (depreciation)	$275,558,538

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,461,255	93,874,209	(113,153,543)	12,181,921

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$	$—	$9,254	$12,181,921

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2010, are as follows:

United Kingdom	18.6%
Switzerland	15.4%
France	14.8%
Germany	11.5%
Japan	11.2%
Netherlands	10.2%
India	3.0%
Canada	2.9%
Hong Kong	2.0%
Other Countries	10.4%

4

MFS® Institutional Large Cap Value Fund

9/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.8%
Aerospace - 9.3%
Honeywell International, Inc.	40,819	$1,793,585
Lockheed Martin Corp.	70,249	5,007,349
Northrop Grumman Corp.	44,595	2,703,795
United Technologies Corp.	40,878	2,911,740

		$12,416,469

Alcoholic Beverages - 1.3%
Diageo PLC, ADR	25,700	$1,773,557

Automotive - 0.3%
Johnson Controls, Inc.	14,532	$443,226

Broadcasting - 2.4%
Omnicom Group, Inc.	36,523	$1,441,928
Walt Disney Co.	52,472	1,737,348

		$3,179,276

Business Services - 3.4%
Accenture Ltd., “A”	67,967	$2,887,918
Dun & Bradstreet Corp.	10,765	798,117
Western Union Co.	45,817	809,586

		$4,495,621

Chemicals - 2.4%
3M Co.	18,676	$1,619,396
PPG Industries, Inc.	21,041	1,531,785

		$3,151,181

Computer Software - 1.9%
Oracle Corp.	94,333	$2,532,841

Computer Software - Systems - 2.5%
Hewlett-Packard Co.	18,018	$758,017
International Business Machines Corp.	19,254	2,582,732

		$3,340,749

Construction - 1.9%
Pulte Homes, Inc. (a)	47,654	$417,449
Sherwin-Williams Co.	16,633	1,249,804
Stanley Black & Decker, Inc.	14,640	897,139

		$2,564,392

Consumer Products - 0.7%
Procter & Gamble Co.	15,013	$900,330

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	3,615	$185,630

Electrical Equipment - 0.7%
Danaher Corp.	23,754	$964,650

Electronics - 1.4%
Intel Corp.	96,587	$1,857,368

Energy - Independent - 3.4%
Apache Corp.	18,654	$1,823,615
Devon Energy Corp.	13,276	859,488
EOG Resources, Inc.	10,527	978,695
Occidental Petroleum Corp.	11,016	862,553

		$4,524,351

Energy - Integrated - 6.3%
Chevron Corp.	37,442	$3,034,674
Exxon Mobil Corp.	33,625	2,077,689
Hess Corp.	28,546	1,687,640
TOTAL S.A., ADR	31,311	1,615,648

		$8,415,651

Food & Beverages - 5.1%
General Mills, Inc.	43,004	$1,571,366
J.M. Smucker Co.	9,428	570,677
Kellogg Co.	25,807	1,303,512
Nestle S.A., ADR	34,955	1,867,646
PepsiCo, Inc.	21,201	1,408,594

		$6,721,795

Food & Drug Stores - 1.1%
CVS Caremark Corp.	25,918	$815,639
Walgreen Co.	18,350	614,725

		$1,430,364

General Merchandise - 0.7%
Kohl’s Corp. (a)	10,460	$551,033
Wal-Mart Stores, Inc.	7,436	397,975

		$949,008

Insurance - 7.9%
ACE Ltd.	13,008	$757,716
Allstate Corp.	28,966	913,877
Aon Corp.	36,456	1,425,794
Chubb Corp.	16,850	960,282
MetLife, Inc.	84,641	3,254,446
Prudential Financial, Inc.	33,624	1,821,748
Travelers Cos., Inc.	25,378	1,322,194

		$10,456,057

Leisure & Toys - 0.5%
Hasbro, Inc.	15,257	$679,089

Machinery & Tools - 0.7%
Eaton Corp.	11,644	$960,514

Major Banks - 13.7%
Bank of America Corp.	187,502	$2,458,151
Bank of New York Mellon Corp.	132,096	3,451,668
Goldman Sachs Group, Inc.	26,227	3,791,900
JPMorgan Chase & Co.	91,903	3,498,747
PNC Financial Services Group, Inc.	20,003	1,038,356
Regions Financial Corp.	25,254	183,597
State Street Corp.	37,164	1,399,596
Wells Fargo & Co.	95,301	2,394,914

		$18,216,929

Medical Equipment - 4.2%
Becton, Dickinson & Co.	15,890	$1,177,449
Medtronic, Inc.	53,659	1,801,869
St. Jude Medical, Inc. (a)	33,079	1,301,328
Thermo Fisher Scientific, Inc. (a)	12,570	601,852

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Waters Corp. (a)	9,727	$688,477

		$5,570,975

Network & Telecom - 0.9%
Cisco Systems, Inc. (a)	56,894	$1,245,979

Oil Services - 2.0%
National Oilwell Varco, Inc.	25,443	$1,131,450
Noble Corp.	15,508	524,015
Transocean, Inc. (a)	14,353	922,754

		$2,578,219

Other Banks & Diversified Financials - 0.9%
MasterCard, Inc., “A”	5,211	$1,167,264

Pharmaceuticals - 8.3%
Abbott Laboratories	52,380	$2,736,331
GlaxoSmithKline PLC, ADR	15,115	597,345
Johnson & Johnson	60,814	3,768,035
Merck & Co., Inc.	17,512	644,617
Pfizer, Inc.	153,763	2,640,111
Roche Holding Ltd., ADR	19,080	651,200

		$11,037,639

Railroad & Shipping - 0.5%
Canadian National Railway Co.	10,859	$695,193

Restaurants - 0.3%
McDonald’s Corp.	5,610	$418,001

Specialty Chemicals - 1.1%
Air Products & Chemicals, Inc.	17,686	$1,464,755

Specialty Stores - 1.0%
Advance Auto Parts, Inc.	7,762	$455,474
Home Depot, Inc.	11,914	377,436
Staples, Inc.	22,057	461,432

		$1,294,342

Telecommunications - Wireless - 1.6%
Vodafone Group PLC, ADR	85,480	$2,120,759

Telephone Services - 3.2%
AT&T, Inc.	149,563	$4,277,502

Tobacco - 3.9%
Altria Group, Inc.	33,461	$803,733
Philip Morris International, Inc.	78,564	4,401,155

		$5,204,888

Utilities - Electric Power - 3.1%
Dominion Resources, Inc.	11,890	$519,117
Entergy Corp.	6,649	508,848
NextEra Energy, Inc.	1,717	93,388
PG&E Corp.	33,136	1,505,037
PPL Corp.	18,356	499,834
Public Service Enterprise Group, Inc.	29,183	965,374

		$4,091,598

Total Common Stocks		$131,326,162

CONVERTIBLE PREFERRED STOCKS - 0.4%
Energy - Independent - 0.2%
Apache Corp., 6%	3,790	$219,820

Utilities - Electric Power - 0.2%
PPL Corp., 9.5%	4,100	$233,946

Total Convertible Preferred Stocks		$453,766

MONEY MARKET FUNDS (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	982,804	$982,804

Total Investments		$132,762,732

OTHER ASSETS, LESS LIABILITIES - 0.1%		198,714

NET ASSETS - 100.0%		$132,961,446

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$131,779,928	$—	$—	$131,779,928
Mutual Funds	982,804	—	—	982,804

Total Investments	$132,762,732	$—	$—	$132,762,732

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$124,984,439

Gross unrealized appreciation	$10,871,693
Gross unrealized depreciation	(3,093,400)

Net unrealized appreciation (depreciation)	$7,778,293

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 9/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,668,530	4,870,026	(5,555,752)	982,804

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$960	$982,804

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2010

*	Print name and title of each signing officer under his or her signature.